AXP(R) Partners
                                                                    Select Value
                                                                            Fund

                                                              2002 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)
American
  Express(R)
 Funds

(icon of) ruler

AXP Partners Select Value Fund seeks to provide shareholders with long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Table of Contents

2002 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

Portfolio Manager Q & A                             4

Fund Facts                                          5

The 10 Largest Holdings                             6

Making the Most of the Fund                         7

Board Members and Officers                          8

Independent Auditors' Report                       11

Financial Statements                               12

Notes to Financial Statements                      15

Investments in Securities                          22

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2 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments. At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson

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3 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Portfolio Manager Q & A

Q: How did AXP Partners Select Value Fund perform for the period ended May 31, 2002?

A: From March 8, 2002 (the date shares became publicly available) through May 31, 2002, the Fund returned -2.34% (Class A shares, not including sales charges). By comparison, the Russell 3000(R) Value Index returned -2.71% and the Lipper Multi-Cap Value Funds Index returned -3.04% during the period from April 1, 2002, through May 31, 2002.

During the period under review, the Fund had a higher-than-normal cash position. Under normal market conditions, the Fund will typically maintain less cash than is currently held in the portfolio. The current market environment coupled with very strong cash flows into the Fund have resulted in this higher percentage of cash.

Comments from Mario Gabelli of Gabelli Asset Management Company

Q: What factors affected performance in these first few months since the Fund's shares became publicly available?

A: Mid- and small-capitalization stocks outperformed large-cap indices year-to-date. This provided a positive backdrop overall for the portfolio's debut. In addition, our strict focus on bottom-up research analysis helped us generate satisfactory relative performance in a struggling equity market. Top performers for the portfolio included several companies in entertainment and media, as well as select stocks issued by companies in the industrial, retail and telecommunications sectors.

Portfolio laggards for the period included some small, wireless operators which are currently suffering due to extreme price competition and reduced profitability. We have, however, invested in those select companies that we believe will eventually be targeted for consolidation. We believe this is consistent with our long-term approach in constructing the portfolio, and we remain confident that these investments will harvest gains for the portfolio.

Q: What is your outlook for the months ahead?

A: Cost cutting and improved productivity have created better earnings leverage for many firms, and we believe this will result in stronger than generally expected earnings growth in 2002. However, we do not believe stocks are "cheap" currently, based on better earnings going forward. For the remainder of the year, we envision a relatively flat return for most of the major market indices. Stock selection, in our opinion, will remain the fulcrum of positive investment returns.

Q: How are you positioning the portfolio in light of your outlook?

A: We are positioning the portfolio by focusing on companies with clear, identifiable catalysts that will potentially lead to higher total returns for their respective stocks. We plan to continue our tradition of rigorous, bottom-up research to examine company fundamentals in our quest for companies whose stocks, we believe, are priced at a discount. Further, we'll keep a keen eye on possibilities for consolidation within select industry sectors, such as media, which too could point out opportunities for gains in the months ahead. Finally, we are confident that our investment management approach, coupled with the superior service and purity of investment style forged by American Express mutual funds, makes AXP Partners Select Value Fund an attractive addition to a well diversified portfolio.

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4 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Fund Facts

Class A -- March 8, 2002* - May 31, 2002
(All figures per share)

Net asset value (NAV)
May 31, 2002                                                      $5.01
March 8, 2002*                                                    $5.13
Decrease                                                          $0.12

Distributions -- March 8, 2002* - May 31, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   -2.34%***

Class B -- March 8, 2002* - May 31, 2002
(All figures per share)

Net asset value (NAV)
May 31, 2002                                                      $5.00
March 8, 2002*                                                    $5.13
Decrease                                                          $0.13

Distributions -- March 8, 2002* - May 31, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   -2.53%***

Class C -- March 8, 2002* - May 31, 2002
(All figures per share)

Net asset value (NAV)
May 31, 2002                                                      $5.00
March 8, 2002*                                                    $5.13
Decrease                                                          $0.13

Distributions -- March 8, 2002* - May 31, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   -2.53%***

Class Y -- March 8, 2002* - May 31, 2002
(All figures per share)

Net asset value (NAV)
May 31, 2002                                                      $5.01
March 8, 2002*                                                    $5.13
Decrease                                                          $0.12

Distributions-- March 8, 2002* - May 31, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   -2.34%***

   * When shares became publicly available.
  ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
 *** The total return is not annualized.

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5 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

The 10 Largest Holdings

                                        Percent                 Value
                                    (of net assets)     (as of May 31, 2002)
AOL Time Warner                          1.5%                 $1,009,800
Cablevision Systems NY Group Cl A        1.5                   1,005,480
Tribune                                  1.5                     977,730
Cablevision Systems-Rainbow
  Media Group Cl A                       1.4                     934,650
Conoco                                   1.4                     913,920
Liberty Media Cl A                       1.4                     903,750
Pennzoil-Quaker State                    1.3                     863,600
Knight-Ridder                            1.3                     855,790
Verizon Communications                   1.2                     774,000
Exxon Mobil                              1.0                     678,810

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 13.5% of net assets

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6 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o   your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's dividends, interest and other income exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 78 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
H. Brewster Atwater, Jr.               Board member since 1996        Retired chair and chief
4900 IDS Tower                                                        executive officer,
Minneapolis, MN 55402                                                 General Mills, Inc.
Born in 1931                                                          (consumer foods)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Arne H. Carlson                        Chair of the Board since 1999  Chair, Board Services
901 S. Marquette Ave.                                                 Corporation (provides
Minneapolis, MN 55402                                                 administrative services
Born in 1934                                                          to boards), former
                                                                      Governor of Minnesota
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Lynne V. Cheney                        Board member since 1994        Distinguished Fellow, AEI   The Reader's Digest
American Enterprise Institute for                                                                 Association Inc.
Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Livio D. DeSimone                      Board member since 2001        Retired chair of the        Cargill, Incorporated
30 Seventh Street East                                                board and chief executive   (commodity merchants and
Suite 3050                                                            officer, Minnesota Mining   processors), Target
St. Paul, MN 55101-4901                                               and Manufacturing (3M)      Corporation (department
Born in 1936                                                                                      stores), General Mills,
                                                                                                  Inc. (consumer foods),
                                                                                                  Vulcan Materials Company
                                                                                                  (construction
                                                                                                  materials/chemicals) and
                                                                                                  Milliken & Company
                                                                                                  (textiles and chemicals)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Ira D. Hall                            Board member since 2001        Private investor;           Imagistics International,
Texaco, Inc.                                                          formerly with Texaco        Inc. (office equipment),
2000 Westchester Avenue                                               Inc., treasurer,            Reynolds & Reynolds
White Plains, NY 10650                                                1999-2001 and general       Company (information
Born in 1944                                                          manager, alliance           services), TECO Energy,
                                                                      management operations,      Inc. (energy holding
                                                                      1998-1999. Prior to that,   company), The Williams
                                                                      director, International     Companies, Inc. (energy
                                                                      Operations IBM Corp.        distribution company)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Heinz F. Hutter                        Board member since 1994        Retired president and
P.O. Box 2187                                                         chief operating officer,
Minneapolis, MN 55402                                                 Cargill, Incorporated
Born in 1929                                                          (commodity merchants and
                                                                      processors)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Anne P. Jones                          Board member since 1985        Attorney and consultant     Motorola, Inc.
5716 Bent Branch Rd.                                                                              (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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8 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Independent Board Members (continued)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Stephen R. Lewis, Jr.                  Board member since 2002        President and professor
Carleton College                                                      of economics, Carleton
One North College Street                                              College
Northfield, MN 55057
Born in 1939
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William R. Pearce                      Board member since 1980        RII Weyerhaeuser World
2050 One Financial Plaza                                              Timberfund, L.P.
Minneapolis, MN 55402                                                 (develops timber
Born in 1927                                                          resources) - management
                                                                      committee; former chair,
                                                                      American Express Funds
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan G. Quasha                         Board member since 2002        President, Quadrant
720 Fifth Avenue                                                      Management, Inc.
New York, NY 10019                                                    (management of private
Born in 1949                                                          equities)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan K. Simpson                        Board member since 1997        Former three-term United    Biogen, Inc.
1201 Sunshine Ave.                                                    States Senator for Wyoming  (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
-------------------------------------- ------------------------------ --------------------------- ----------------------------
C. Angus Wurtele                       Board member since 1994        Retired chair of the        Bemis Corporation
4900 IDS Tower                                                        board and chief executive   (packaging)
Minneapolis, MN 55402                                                 officer, The Valspar
Born in 1934                                                          Corporation
-------------------------------------- ------------------------------ --------------------------- ----------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
David R. Hubers                        Board member since 1993        Retired chief executive     Chronimed Inc. (specialty
50643 AXP Financial Center                                            officer and director of     pharmaceutical
Minneapolis, MN 55474                                                 AEFC                        distribution), RTW Inc.
Born in 1943                                                                                      (manages worker's
                                                                                                  compensation programs),
                                                                                                  Lawson Software, Inc.
                                                                                                  (technology based business
                                                                                                  applications)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John R. Thomas                         Board member since 1987,       Senior vice president -
50652 AXP Financial Center             president since 1997           information and
Minneapolis, MN 55474                                                 technology of AEFC
Born in 1937
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William F. Truscott                    Board member since 2001,       Senior vice president -
53600 AXP Financial Center             vice president since 2002      chief investment officer
Minneapolis, MN 55474                                                 of AEFC; former chief
Born in 1960                                                          investment officer and
                                                                      managing director, Zurich
                                                                      Scudder Investments
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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9 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Leslie L. Ogg                          Vice president, general        President of Board
901 S. Marquette Ave.                  counsel and secretary since    Services Corporation
Minneapolis, MN 55402                  1978
Born in 1938
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Paul D. Pearson                        Acting treasurer since 2002    Vice president - managed
222 AXP Financial Center                                              assets/investment
Minneapolis, MN 55474                                                 accounting, AEFC, 1998 to
Born in 1956                                                          present; vice
                                                                      president-mutual fund
                                                                      administrative services,
                                                                      Piper Capital Management,
                                                                      1994-1998
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Stephen W. Roszell                     Vice president since 2002      Senior vice president -
50239 AXP Financial Center                                            institutional group of
Minneapolis, MN 55474                                                 AEFC
Born in 1949
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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10 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP PARTNERS SERIES, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Partners Select Value Fund (a series of AXP Partners Series, Inc.) as of May 31, 2002, the related statements of operations, changes in net assets and the financial highlights for the period from March 8, 2002 (when shares became publicly available) to May 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Partners Select Value Fund as of May 31, 2002, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

Minneapolis, Minnesota

July 5, 2002

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11 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Partners Select Value Fund

May 31, 2002
Assets
Investments in securities, at value (Note 1)
   (identified cost $66,383,332)                                                                        $65,218,975
Cash in bank on demand deposit                                                                            1,932,156
Capital shares receivable                                                                                   371,346
Dividends and accrued interest receivable                                                                    37,533
Receivable for investment securities sold                                                                   741,214
                                                                                                            -------
Total assets                                                                                             68,301,224
                                                                                                         ----------
Liabilities
Capital shares payable                                                                                        1,000
Payable for investment securities purchased                                                               2,040,072
Accrued investment management services fee                                                                    1,369
Accrued distribution fee                                                                                        961
Accrued transfer agency fee                                                                                     542
Accrued administrative services fee                                                                             105
Other accrued expenses                                                                                       44,935
                                                                                                             ------
Total liabilities                                                                                         2,088,984
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                      $66,212,240
                                                                                                        ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                                                $   132,273
Additional paid-in capital                                                                               67,113,398
Undistributed net investment income                                                                          31,282
Accumulated net realized gain (loss)                                                                         99,644
Unrealized appreciation (depreciation) on investments                                                    (1,164,357)
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                                $66,212,240
                                                                                                        ===========
Net assets applicable to outstanding shares:                Class A                                     $39,750,042
                                                            Class B                                     $24,783,231
                                                            Class C                                     $ 1,668,947
                                                            Class Y                                     $    10,020
Net asset value per share of outstanding capital stock:     Class A shares          7,937,186           $      5.01
                                                            Class B shares          4,954,410           $      5.00
                                                            Class C shares            333,654           $      5.00
                                                            Class Y shares              2,000           $      5.01
                                                                                        -----           -----------

See accompanying notes to financial statements.

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12 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Statement of operations
AXP Partners Select Value Fund

For the period from March 8, 2002* to May 31, 2002
Investment income
Income:
Dividends                                                                                               $    55,049
Interest                                                                                                     57,932
   Less foreign taxes withheld                                                                                 (373)
                                                                                                               ----
Total income                                                                                                112,608
                                                                                                            -------
Expenses (Note 2):
Investment management services fee                                                                           51,468
Distribution fee
   Class A                                                                                                   10,044
   Class B                                                                                                   24,324
   Class C                                                                                                    1,459
Transfer agency fee                                                                                          18,517
Incremental transfer agency fee
   Class A                                                                                                    1,182
   Class B                                                                                                    1,367
   Class C                                                                                                      106
Service fee -- Class Y                                                                                            2
Administrative services fees and expenses                                                                     3,959
Custodian fees                                                                                               13,860
Printing and postage                                                                                         16,128
Registration fees                                                                                            64,016
Audit fees                                                                                                   14,500
Other                                                                                                            15
                                                                                                                 --
Total expenses                                                                                              220,947
   Expenses waived/reimbursed by AEFC (Note 2)                                                             (103,248)
                                                                                                           --------
                                                                                                            117,699
   Earnings credits on cash balances (Note 2)                                                                   (42)
                                                                                                                ---
Total net expenses                                                                                          117,657
                                                                                                            -------
Investment income (loss) -- net                                                                              (5,049)
                                                                                                             ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                            99,699
   Foreign currency transactions                                                                                222
                                                                                                                ---
Net realized gain (loss) on investments                                                                      99,921
Net change in unrealized appreciation (depreciation) on investments                                      (1,214,848)
                                                                                                         ----------
Net gain (loss) on investments                                                                           (1,114,927)
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $(1,119,976)
                                                                                                        ===========

* When shares became publicly available.

See accompanying notes to financial statements.

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13 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Statement of changes in net assets
AXP Partners Select Value Fund

For the period from March 8, 2002* to May 31, 2002
Operations
Investment income (loss) -- net                                                                         $    (5,049)
Net realized gain (loss) on investments                                                                      99,921
Net change in unrealized appreciation (depreciation) on investments                                      (1,214,848)
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                          (1,119,976)
                                                                                                         ----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                                               38,776,040
   Class B shares                                                                                        25,331,626
   Class C shares                                                                                         1,692,162
Payments for redemptions
   Class A shares                                                                                          (379,858)
   Class B shares (Note 2)                                                                                 (129,805)
   Class C shares (Note 2)                                                                                   (8,624)
                                                                                                             ------
Increase (decrease) in net assets from capital share transactions                                        65,281,541
                                                                                                         ----------
Total increase (decrease) in net assets                                                                  64,161,565
Net assets at beginning of period (Note 1)                                                                2,050,675**
                                                                                                          ---------
Net assets at end of period                                                                             $66,212,240
                                                                                                        ===========
Undistributed net investment income                                                                     $    31,282
                                                                                                        -----------

  * When shares became publicly available.
 ** Initial capital of $2,000,000 was contributed on March 1, 2002. The Fund had an increase in net assets resulting from operations of $50,675 during the period from March 1, 2002 to March 8, 2002 (when shares became publicly available).

See accompanying notes to financial statements.

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14 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Notes to Financial Statements
AXP Partners Select Value Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Partners Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Partners Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Security Dealers. On March 1, 2002, American Express Financial Corporation (AEFC) invested $2,000,000 in the Fund which represented 394,000 shares for Class A, 2,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $5.00 per share. Shares of the Fund were first offered to the public on March 8, 2002.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o   Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

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15 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
16 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $36,092 and accumulated net realized gain has been decreased by $222 resulting in a net reclassification adjustment to decrease paid-in capital by $35,870.

The tax character of distributions paid for the period indicated is as follows:

For the period from March 8, 2002* to May 31, 2002

Class A
Distributions paid from:
     Ordinary income                                                    $--
     Long-term capital gain                                              --

Class B
Distributions paid from:
     Ordinary income                                                     --
     Long-term capital gain                                              --

Class C
Distributions paid from:
     Ordinary income                                                     --
     Long-term capital gain                                              --

Class Y
Distributions paid from:
     Ordinary income                                                     --
     Long-term capital gain                                              --

* When shares became publicly available.

As of May 31, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                  $   130,926
Accumulated gain (loss)                                        $        --
Unrealized appreciation (depreciation)                         $(1,164,357)

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
17 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.78% to 0.65% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Multi-Cap Value Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made on Oct. 1, 2002, and will cover the six month period beginning April 1, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has an Investment Subadvisory Agreement with GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.00
o   Class B $20.00
o   Class C $19.50
o   Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until May 31, 2003. Under this agreement, total expenses will not exceed 1.50% for Class A, 2.26% for Class B, 2.26% for Class C and 1.32% for Class Y of the Fund's average daily net assets. In addition, for the period ended May 31, 2002, AEFC and American Express Financial Advisors Inc. further voluntarily agreed to waive certain fees and expenses to 1.48% for Class A and 1.17% for Class Y.

--------------------------------------------------------------------------------
18 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $257,849 for Class A, $502 for Class B and $31 for Class C for the period ended May 31, 2002.

During the period ended May 31, 2002, the Fund's custodian and transfer agency fees were reduced by $42 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $36,627,812 and $1,499,064, respectively, for the period ended May 31, 2002. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with the subadviser were $73,135 for the year ended May 31, 2002.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the period from March 8, 2002* to May 31, 2002 are as follows:

                                              Class A           Class B          Class C           Class Y
Sold                                        7,618,181         4,978,042          333,348                --
Issued for reinvested distributions                --                --               --                --
Redeemed                                      (74,995)          (25,632)          (1,694)               --
                                              -------           -------           ------               ---
Net increase (decrease)                     7,543,186         4,952,410          331,654                --
                                            ---------         ---------          -------               ---

* When shares became publicly available.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the period ended May 31, 2002.

--------------------------------------------------------------------------------
19 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                            2002(b)
Net asset value, beginning of period                                   $5.13
Income from investment operations:
Net gains (losses) (both realized and unrealized)                       (.12)
Net asset value, end of period                                         $5.01

Ratios/supplemental data
Net assets, end of period (in millions)                                  $40
Ratio of expenses to average daily net assets(c),(e)                   1.48%(d)
Ratio of net investment income (loss) to average daily net assets       .22%(d)
Portfolio turnover rate (excluding short-term securities)                 7%
Total return(i)                                                       (2.34%)

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                            2002(b)
Net asset value, beginning of period                                   $5.13
Income from investment operations:
Net investment income (loss)                                            (.01)
Net gains (losses) (both realized and unrealized)                       (.12)
Total from investment operations                                        (.13)
Net asset value, end of period                                         $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                  $25
Ratio of expenses to average daily net assets(c),(f)                   2.26%(d)
Ratio of net investment income (loss) to average daily net assets      (.54%)(d)
Portfolio turnover rate (excluding short-term securities)                 7%
Total return(i)                                                       (2.53%)

See accompanying notes to financial highlights.

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20 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                            2002(b)
Net asset value, beginning of period                                   $5.13
Income from investment operations:
Net investment income (loss)                                            (.01)
Net gains (losses) (both realized and unrealized)                       (.12)
Total from investment operations                                        (.13)
Net asset value, end of period                                         $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                   $2
Ratio of expenses to average daily net assets(c),(g)                   2.26%(d)
Ratio of net investment income (loss) to average daily net assets      (.49%)(d)
Portfolio turnover rate (excluding short-term securities)                 7%
Total return(i)                                                       (2.53%)

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                            2002(b)
Net asset value, beginning of period                                   $5.13
Income from investment operations:
Net gains (losses) (both realized and unrealized)                       (.12)
Net asset value, end of period                                         $5.01

Ratios/supplemental data
Net assets, end of period (in millions)                                  $--
Ratio of expenses to average daily net assets(c),(h)                   1.17%(d)
Ratio of net investment income (loss) to average daily net assets       .22%(d)
Portfolio turnover rate (excluding short-term securities)                 7%
Total return(i)                                                       (2.34%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 8, 2002 (when shares became publicly available) to May 31, 2002.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 3.06% for the period ended May 31, 2002.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 3.82% for the period ended May 31, 2002.
(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 3.82% for the period ended May 31, 2002.
(h) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 2.88% for the period ended May 31, 2002.
(i)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
21 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Investments in Securities
AXP Partners Select Value Fund

May 31, 2002
(Percentages represent value of investments compared to net assets)

Common stocks (53.7%)
Issuer                                                Shares            Value(a)

Aerospace & defense (0.3%)
Lockheed Martin                                          600             $37,230
Northrop Grumman                                         800              97,048
Sequa Cl B                                               600(b)           35,400
Total                                                                    169,678

Automotive & related (3.0%)
BorgWarner                                             2,000             128,800
DaimlerChrysler                                        1,500(c)           74,070
Dana                                                  10,000             213,200
Ford Motor                                             3,000              52,950
GenCorp                                               10,000             146,000
General Motors                                         1,000              62,150
Navistar Intl                                         15,000             532,650
Raytech                                                3,100(b)           13,330
SPS Technologies                                       3,000(b)          109,830
TRW                                                   12,000             658,800
Total                                                                  1,991,780

Banks and savings & loans (1.5%)
Deutsche Bank                                          7,000(c)          503,300
Golden State Bancorp                                   9,000             343,890
Northern Trust                                         2,000             103,640
SunTrust Banks                                           500              34,150
Total                                                                    984,980

Beverages & tobacco (2.1%)
Anheuser-Busch                                         6,000             309,660
Brown-Forman Cl A                                      2,000             158,440
Coca-Cola                                              2,000             111,120
Coors (Adolph) Cl B                                    2,000             133,480
Diageo ADR                                             7,000(c)          355,810
Fortune Brands                                         1,000              53,650
PepsiAmericas                                          8,000             127,200
PepsiCo                                                2,000             103,960
Philip Morris                                          1,000              57,250
Total                                                                  1,410,570

Building materials & construction (0.4%)
Nortek                                                 5,000(b)          215,050
Watts Inds Cl A                                        3,000              55,950
Total                                                                    271,000

Chemicals (1.1%)
Chemed                                                 9,000             330,300
Ferro                                                  3,000              88,170
Hercules                                              20,000(b)          251,800
Republic Services                                      4,000(b)           84,080
Total                                                                    754,350

Communications equipment & services (2.1%)
AT&T Wireless Services                                45,000(b)          364,950
Deutsche Telekom ADR                                   7,000(c)           75,600
Leap Wireless Intl                                    17,000(b)           42,330
mmO2 ADR                                              20,000(b,c)        128,000
Verizon Communications                                18,000             774,000
Total                                                                  1,384,880

Computers & office equipment (0.2%)
Gemstar-TV Guide Intl                                 15,000(b)          142,800

Electronics (0.7%)
MagneTek                                               1,000(b)           11,600
Texas Instruments                                      7,000             200,690
Thomas & Betts                                        11,000             240,020
Total                                                                    452,310

Energy (5.1%)
BP ADR                                                 8,000(c)          408,560
Burlington Resources                                   5,000             203,000
Conoco                                                34,000             913,920
Devon Energy                                           3,500             182,875
Exxon Mobil                                           17,000             678,810
Pennzoil-Quaker State                                 40,000             863,600
Rayovac                                                2,000(b)           36,500
Total                                                                  3,287,265

Energy equipment & services (0.2%)
Halliburton                                            6,000             111,300

Financial services (1.1%)
BKF Capital Group                                      1,500(b)           44,550
Merrill Lynch                                         14,000             569,940
Schwab (Charles)                                      10,000             120,900
Total                                                                    735,390

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Food (2.6%)
Archer-Daniels-Midland                                25,000            $363,750
Campbell Soup                                         12,000             339,000
Corn Products Intl                                     8,000             271,200
Flowers Foods                                          6,000(b)          153,660
Heinz (HJ)                                             5,000             203,150
Kellogg                                                1,500              55,050
Sensient Technologies                                  5,000             119,350
Wrigley (Wm) Jr                                        4,000             229,240
Total                                                                  1,734,400

Health care (1.0%)
IVAX                                                  25,000(b)          327,000
Merck & Co                                             4,500             256,950
Pfizer                                                 3,000             103,800
Total                                                                    687,750

Household products (0.7%)
Church & Dwight                                        7,000             243,390
Energizer Holdings                                     4,000(b)          107,800
Gillette                                               3,000             106,710
Sola Intl                                              1,000(b)           11,980
Weider Nutrition Intl                                  5,000               9,750
Total                                                                    479,630

Industrial equipment & services (1.7%)
AMETEK                                                 3,000             113,280
Clarcor                                               10,000             307,500
Cooper Inds Cl A                                       4,000             173,480
Deere & Co                                             1,700              79,900
Flowserve                                              1,000(b)           31,970
Modine Mfg                                            15,000             423,750
SL Inds                                                1,000(b)            7,400
Total                                                                  1,137,280

Insurance (0.9%)
Alleghany                                              1,000             185,850
Argonaut Group                                        10,000             213,900
Liberty                                                1,000              41,000
Unitrin                                                4,000             157,040
Total                                                                    597,790

Leisure time & entertainment (4.1%)
AOL Time Warner                                       54,000(b)        1,009,800
Crestline Capital                                     10,000(b)          339,500
Dover Downs Gaming & Entertainment                     5,000              66,500
Dover Motorsports                                      5,000              29,950
Gaylord Entertainment                                 14,000(b)          362,320
Hilton Group                                          55,000(c)          197,568
Magna Entertainment Cl A                              15,000(b,c)        116,250
Metro-Goldwyn-Mayer                                   28,500(b)          463,125
Six Flags                                              1,000(b)           16,060
Viacom Cl A                                            3,000(b)          147,150
Total                                                                  2,748,223

Media (11.1%)
Adelphia Communications Cl A                          67,000(b)           46,900
Cablevision Systems NY Group Cl A                     54,000(b)        1,005,480
Cablevision Systems-Rainbow Media Group Cl A          45,000(b)          934,650
Disney (Walt)                                         20,000             458,200
Emmis Communications Cl A                              4,000(b)          118,400
Fox Entertainment Group Cl A                          20,000(b)          500,800
Grupo Televisa ADR                                     8,000(b,c)        335,600
Journal Register                                       3,000(b)           63,750
Knight-Ridder                                         13,000             855,790
McGraw-Hill Companies                                  3,000             189,390
Media General Cl A                                     5,000             325,550
New York Times Cl A                                    2,000             100,540
News Corp ADR                                          8,000(c)          199,600
Paxson Communications Cl A                            25,000(b)          230,000
PRIMEDIA                                              14,000(b)           27,860
Pulitzer                                               2,000              99,900
Reader's Digest Assn Cl B                              1,500              41,115
Salem Communications Cl A                                500(b)           14,675
Scripps (EW) Cl A                                      3,000             230,070
Sinclair Broadcast Group Cl A                          4,000(b)           59,280
Sony ADR                                               3,000(c)          174,330
Thomas Nelson                                          1,000              13,050
Tribune                                               23,000             977,730
USA Interactive                                        2,000(b)           56,840
Young Broadcasting Cl A                               10,000(b)          202,000
Total                                                                  7,261,500

Miscellaneous (0.5%)
Beasley Broadcast Group Cl A                           6,000(b)           86,520
Middlesex Water                                        5,000             119,650
Rollins                                                2,000              41,800
SJW                                                    1,000              80,750
Total                                                                    328,720

See accompanying notes to investments in securities.

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23 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Multi-industry conglomerates (2.5%)
Acuitiy Brands                                         6,000            $101,400
Cendant                                               15,000(b)          274,200
Crane                                                 14,000             388,220
Eastman Kodak                                          3,000              99,810
Honeywell Intl                                        10,000             389,000
ITT Inds                                                 500              33,500
Park-Ohio Holdings                                     1,000(b)            5,700
Tyco Intl                                              5,000(c)          109,750
Vivendi Universal ADR                                  8,000(c)          248,400
Total                                                                  1,649,980

Paper & packaging (0.1%)
Greif Bros Cl A                                        2,000              67,860

Restaurants & lodging (0.1%)
Hilton Hotels                                          6,000              85,200

Retail (1.4%)
Albertson's                                            3,000             105,510
Lands' End                                            10,000(b)          619,300
Neiman Marcus Group Cl A                               6,000(b)          222,000
Total                                                                    946,810

Textiles & apparel (0.5%)
Gucci Group                                            3,500(c)          346,675

Transportation (0.4%)
GATX                                                   8,000             255,600

Utilities -- electric (3.2%)
CH Energy Group                                        1,500              74,415
Conectiv                                              10,000             248,900
El Paso Electric                                      16,000(b)          235,680
Mirant                                                30,000(b)          285,000
Northeast Utilities                                   20,000             397,000
RGS Energy Group                                       3,500             140,140
Western Resources                                     20,000             338,600
Xcel Energy                                           20,000             429,800
Total                                                                  2,149,535

Utilities -- gas (0.5%)
ONEOK                                                 12,000             249,240
Southwest Gas                                          3,000              72,930
Total                                                                    322,170

Utilities -- telephone (4.6%)
AT&T                                                  45,000             538,650
BellSouth                                              8,000             266,240
BroadWing                                             25,000(b)           95,500
BT Group ADR                                           5,000(b,c)        203,950
CenturyTel                                             3,000              93,000
Liberty Media Cl A                                    75,000(b)          903,750
Nextel Communications Cl A                             4,000(b)           19,440
Qwest Communications Intl                             40,000             206,400
SBC Communications                                     3,000             102,870
Sprint (FON Group)                                     5,000              82,250
Sprint (PCS Group)                                    10,000(b)          104,400
Telephone & Data Systems                               5,000             379,000
Western Wireless Cl A                                 20,000(b)           65,800
Total                                                                  3,061,250

Total common stocks
(Cost: $36,720,458)                                                  $35,556,676

Short-term securities (44.8%)
Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agency
U.S. Treasury Bills
         06-06-02               1.70%             $5,706,000          $5,704,377
         06-13-02               1.69               8,510,000           8,504,764
         06-20-02               1.75               7,758,000           7,750,696
         06-27-02               1.81               2,005,000           2,002,515
         07-05-02               1.73                 800,000             798,669
         07-11-02               1.68               1,505,000           1,502,148
         08-01-02               1.71               2,004,000           1,998,483
         08-08-02               1.74               1,405,000           1,400,647

Total short-term securities
(Cost: $29,662,874)                                                  $29,662,299

Total investments in securities
(Cost: $66,383,332)(d)                                               $65,218,975

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of May 31, 2002, the value of foreign securities represented 5.3% of net assets.
(d) At May 31, 2002, the cost of securities for federal income tax purposes was $66,383,332 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $   663,654
     Unrealized depreciation                                         (1,828,011)
                                                                     ----------
     Net unrealized depreciation                                    $(1,164,357)
                                                                    -----------

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25 AXP PARTNERS SELECT VALUE FUND -- ANNUAL REPORT

AXP Partners Select Value Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: AXVAX    Class B: AXVBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

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                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6240 C (7/02)